Subsequent events	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent events

22. Subsequent events

The Company has evaluated subsequent events and transactions that occurred after the consolidated statement of financial position date up to the date that the financial statements were issued for potential recognition or disclosure. Other than the following, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On October 1, 2024, the Company issued 85,472 common shares at a price of $4.80 per share through a private placement, for gross proceeds of $410. In connection with this issuance, each common share was accompanied by 0.5 share purchase warrants, resulting in the issuance of 42,740 warrants. Each warrant entitles the holder to purchase one additional common share at an exercise price of $5.75 per share, with a term of two years from the date of issuance. On November 5, 2024, the exercise price on these warrants and all warrants issued previously under the private placement was amended from $5.75 to $4.80.

On October 18, 2024, the Company sold the assets of Niagara Community Pharmacy Ltd. for a total net proceeds of $3.3 million plus inventory of $451, resulting in a gain of $1,997, which was recognized on the consolidated statement of operations.

On November 29, 2024, the Company issued 41,980 common shares at a price of $4.80 per share through a private placement, for gross proceeds of $202. In connection with this issuance, each common share was accompanied by 0.5 share purchase warrants, resulting in the issuance of 20,992 warrants. Each warrant entitles the holder to purchase one additional common share at an exercise price of $4.80 per share, with a term of two years from the date of issuance.

On December 6, 2024, CWB provided the Company a demand and notice of intention to enforce security relating to the credit agreement. The total amount of indebtedness secured by the security as at December 6, 2024 is $43,276,671 plus all accrued interest, legal costs and expenses. The total amount of indebtedness was not paid by the December 16, 2024 deadline and remains outstanding.

On December 20, 2024, the Company sold the assets of P.A. Pharmacy Limited for a total sale price of $4.4 million plus inventory in excess of $200, resulting in a gain of $2,960, which will be recognized on the consolidated statement of operations.

On April 30, 2025, the Company sold the assets of Clearbrook Pharmacy (1987) for a total sale price of $1.1 million plus inventory of $39, resulting in a gain of $640, which will be recognized on the consolidated statement of operations.

The Promissory Note discussed in Note 12 – Debt was subsequently amended on December 31, 2024 to allow for the borrowing of an additional $720,000 at a new interest rate of 11% per annum.

Reverse Merger

On September 3, 2024, we, SRx Health, entered into an Arrangement Agreement (the “Arrangement Agreement”) with BCC, AcquireCo (a wholly-owned subsidiary of BCC), and 1000994085 Ontario Inc. (“CallCo”), a direct wholly-owned subsidiary of BCC and a corporation existing under the laws of the Province of Ontario. The business combination contemplated under the Arrangement Agreement (the “Business Combination”) was completed on April 24, 2025 (the “Closing Date”), subsequent to the fiscal quarter to which this Quarterly Report relates.

Pursuant to the Arrangement Agreement, on the Closing Date, we amalgamated with AcquireCo, with SRx Health continuing as the surviving entity. As a result of the Business Combination, BCC acquired our business, and we became a wholly-owned subsidiary of BCC. BCC will continue our existing operations under its corporate structure.

In connection with the Business Combination, on the Closing Date, BCC issued 8,898,069 shares of its common stock, par value $0.001 per share (the “Company Common Stock”), to certain of our stockholders. In addition, AcquireCo issued 19,701,935 exchangeable shares to certain of our stockholders. These exchangeable shares are exchangeable into Company Common Stock on a one-for-one basis.